CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2011	$ 271,039	$ 182	$ 1,306,780	$ (6,301)	$ (1,118,916)	$ 82,893	$ 6,401
Balance (in shares) at Dec. 31, 2011		50,605,000
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(8,842)			(8,842)
Repurchase of ordinary shares (in shares)		(2,611,000)
Repurchase of ordinary share from UiTV shareholder	(5,278)			(5,278)
Repurchase of ordinary share from UiTV shareholder (in shares)		(1,491,000)
Restricted stock issued and restricted stock units released (in shares)		1,271,000
Stock-based compensation	2,981		2,981
Restricted stock cancellation (in shares)		(118,000)
Net loss	(35,579)				(34,385)		(1,194)
Derecognition of non-controlling interests on deconsolidation of a subsidiary	(4,393)						(4,393)
Other comprehensive income:
Foreign currency translation	(3,272)					(3,272)
Unrealized gain from available-for-sale investments
Balance at Dec. 31, 2012	216,656	182	1,309,761	(20,421)	(1,153,301)	79,621	814
Balance (in shares) at Dec. 31, 2012		47,656,000
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(30,680)	(31)	(30,649)
Repurchase of ordinary shares (in shares)		(8,333,000)
Repurchase of ordinary share from UiTV shareholder
Restricted stock issued and restricted stock units released (in shares)		455,000
Stock-based compensation	1,698		1,698
Net loss	(22,730)				(22,721)		(9)
Derecognition of non-controlling interests on deconsolidation of a subsidiary	(805)						(805)
Other comprehensive income:
Foreign currency translation	(6,671)					(6,671)
CTA recognition on liquidation of the subsidiaries	(7,088)					(7,088)
Unrealized gain from available-for-sale investments
Balance at Dec. 31, 2013	150,380	151	1,280,810	(20,421)	(1,176,022)	65,862
Balance (in shares) at Dec. 31, 2013	39,778,000	39,778,000
Increase (Decrease) in Stockholders' Equity
New issuance of ordinary shares	5,340	8	5,332
New issuance of ordinary shares (in shares)		2,000,000
Repurchase of ordinary shares	(10,308)			(10,308)
Repurchase of ordinary shares (in shares)		(4,050,000)
Repurchase of ordinary share from UiTV shareholder
Restricted stock issued and restricted stock units released (in shares)		420,000
Stock-based compensation	2,289		2,289
Treasury stock retirement		(37)	(30,249)	30,286
Net loss	(30,264)				(30,264)
Derecognition of non-controlling interests on deconsolidation of a subsidiary
Other comprehensive income:
Foreign currency translation	(2,902)					(2,902)
CTA recognition on liquidation of the subsidiaries	121					121
Unrealized gain from available-for-sale investments	673					673
Balance at Dec. 31, 2014	$ 115,329	$ 122	$ 1,258,182	$ (443)	$ (1,206,286)	$ 63,754
Balance (in shares) at Dec. 31, 2014	38,148,000	38,148,000